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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 6	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.0%
		Federal National Mortgage Association: 20.9%##
2,000,000	^, Z	0.610%, due 11/15/11	$1,998,680	8.6
2,840,000	^, Z	0.610%, due 02/12/12	2,834,309	12.3
			4,832,989	20.9
		Other U.S. Agency Obligations: 36.1%
1,666,000	^, Z	0.490%, due 11/30/11	1,664,821	7.2
2,638,000	^, Z	0.490%, due 12/06/11	2,635,929	11.4
4,069,000	^, Z	0.210%, due 10/15/11	4,068,693	17.5
			8,369,443	36.1
		Total U.S. Government Agency Obligations
		(Cost $13,146,298)	13,202,432	57.0
U.S. TREASURY OBLIGATIONS: 19.6%
		U.S. Treasury STRIP: 19.6%
4,526,000	^, Z	0.110%, due 02/15/12	4,525,321	19.6
		Total U.S. Treasury Obligations
		(Cost $4,495,166)	4,525,321	19.6

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.9%
10,000		SPDR Trust Series 1	1,131,700	4.9
		Total Exchange-Traded Funds
		(Cost $821,904)	1,131,700	4.9
		Total Long-Term Investments
		(Cost $18,463,368)	18,859,453	81.5
SHORT-TERM INVESTMENTS: 18.7%
		Mutual Funds: 18.7%
4,342,900		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,342,900)	4,342,900	18.7
		Total Short-Term Investments
		(Cost $4,342,900)	4,342,900	18.7
		Total Investments in Securities (Cost $22,806,268)*	$23,202,353	100.2
		Liabilities in Excess of Other Assets	(35,115)	(0.2)
		Net Assets	$23,167,238	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 6	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$1,131,700	$—	$—	$1,131,700
U.S. Treasury Obligations	—	4,525,321	—	4,525,321
Short-Term Investments	4,342,900	—	—	4,342,900
U.S. Government Agency Obligations	—	13,202,432	—	13,202,432
Total Investments, at value	$5,474,600	$17,727,753	$—	$23,202,353

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 7	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
OTHER BONDS: 20.3%
		Foreign Government Bonds: 20.3%
3,300,000	Z	Israel Government International Bond, 05/15/12	$3,291,433	20.3
		Total Other Bonds
		(Cost $3,209,835)	3,291,433	20.3
U.S. TREASURY OBLIGATIONS: 23.2%
		U.S. Treasury STRIP: 23.2%STRIP
3,759,000	^, Z	0.110%, due 02/15/12	3,758,436	23.2
		Total U.S. Treasury Obligations
		(Cost $3,730,580)	3,758,436	23.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.2%
		Federal Home Loan Mortgage Corporation: 18.4%##
3,000,000	^, Z	0.710%, due 07/15/12	2,984,916	18.4
		Federal National Mortgage Association: 20.4%##
3,313,000	Z	0.670%, due 03/15/12	3,304,141	20.4
		Other U.S. Agency Obligations: 15.4%
2,500,000	^, Z	0.210%, due 10/15/11	2,499,812	15.4
		Total U.S. Government Agency Obligations
		(Cost $8,724,525)	8,788,869	54.2

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.6%
3,800		SPDR Trust Series 1	430,046	2.6
		Total Exchange-Traded Funds
		(Cost $312,324)	430,046	2.6
		Total Investments in Securities (Cost $15,977,264)*	$16,268,784	100.3
		Liabilities in Excess of Other Assets	(44,906)	(0.3)
		Net Assets	$16,223,878	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 7	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$430,046	$—	$—	$430,046
Other Bonds	—	3,291,433	—	3,291,433
U.S. Treasury Obligations	—	3,758,436	—	3,758,436
U.S. Government Agency Obligations	—	8,788,869	—	8,788,869
Total Investments, at value	$430,046	$15,838,738	$—	$16,268,784

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 8	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 19.6%
		U.S. Treasury STRIP: 19.6%
1,953,000	^, Z	0.220%, due 08/15/12	$1,950,699	19.6
		Total U.S. Treasury Obligations
		(Cost $1,941,034)	1,950,699	19.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.0%
		Federal Home Loan Mortgage Corporation: 21.2%##
2,125,000	^, Z	0.630%, due 03/15/12	2,119,456	21.2
		Federal National Mortgage Association: 17.5%##
1,750,000	Z	0.670%, due 03/15/12	1,745,321	17.5
		Other U.S. Agency Obligations: 39.3%
2,118,000	^, Z	0.540%, due 03/26/12	2,113,044	21.2
1,805,000	Z	0.470%, due 04/15/12	1,801,045	18.1
			3,914,089	39.3
		Total U.S. Government Agency Obligations
		(Cost $7,698,148)	7,778,866	78.0

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
900		SPDR Trust Series 1	101,853	1.0
		Total Exchange-Traded Funds
		(Cost $73,971)	101,853	1.0
		Total Long-Term Investments
		(Cost $9,713,153)	9,831,418	98.6
SHORT-TERM INVESTMENTS: 1.6%
		Mutual Funds: 1.6%
156,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $156,000)	156,000	1.6
		Total Short-Term Investments
		(Cost $156,000)	156,000	1.6
		Total Investments in Securities (Cost $9,869,153)*	$9,987,418	100.2
		Liabilities in Excess of Other Assets	(20,150)	(0.2)
		Net Assets	$9,967,268	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 8	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$101,853	$—	$—	$101,853
U.S. Treasury Obligations	—	1,950,699	—	1,950,699
Short-Term Investments	156,000	—	—	156,000
U.S. Government Agency Obligations	—	7,778,866	—	7,778,866
Total Investments, at value	$257,853	$9,729,565	$—	$9,987,418

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 9	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 18.5%
		U.S. Treasury STRIP: 18.5%
1,563,000	^, Z	0.220%, due 08/15/12	$1,561,159	18.5
		Total U.S. Treasury Obligations
		(Cost $1,536,451)	1,561,159	18.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.5%
		Federal Home Loan Mortgage Corporation: 20.1%##
1,705,000	Z	0.730%, due 09/15/12	1,694,463	20.1
		Federal National Mortgage Association: 19.6%##
1,662,000	^, Z	0.710%, due 07/15/12	1,653,652	19.6
		Other U.S. Agency Obligations: 38.8%
1,600,000	^, Z	0.570%, due 10/06/12	1,592,718	18.9
1,675,000	^, Z	0.530%, due 07/15/12	1,669,054	19.9
			3,261,772	38.8
		Total U.S. Government Agency Obligations
		(Cost $6,486,940)	6,609,887	78.5

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.6%
1,900		SPDR Trust Series 1	215,023	2.6
		Total Exchange-Traded Funds
		(Cost $156,162)	215,023	2.6
		Total Long-Term Investments
		(Cost $8,179,553)	8,386,069	99.6
SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
47,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $47,000)	47,000	0.6
		Total Short-Term Investments
		(Cost $47,000)	47,000	0.6
		Total Investments in Securities (Cost $8,226,553)*	$8,433,069	100.2
		Liabilities in Excess of Other Assets	(17,040)	(0.2)
		Net Assets	$8,416,029	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is $8,229,929.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$203,140
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$203,140

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 9	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$215,023	$—	$—	$215,023
U.S. Treasury Obligations	—	1,561,159	—	1,561,159
Short-Term Investments	47,000	—	—	47,000
U.S. Government Agency Obligations	—	6,609,887	—	6,609,887
Total Investments, at value	$262,023	$8,171,046	$—	$8,433,069

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 10	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 16.3%
		U.S. Treasury STRIP: 16.3%
1,003,000	^^, Z	0.220%, due 11/15/12	$1,000,859	16.3
		Total U.S. Treasury Obligations
		(Cost $987,025)	1,000,859	16.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 82.4%
		Federal Home Loan Mortgage Corporation: 20.7%##
1,281,000	^, Z	0.810%, due 01/15/13	1,269,909	20.7
		Federal National Mortgage Association: 22.1%##
1,372,000	^, Z	0.810%, due 01/15/13	1,360,127	22.1
		Other U.S. Agency Obligations: 39.6%
1,100,000	^, Z	0.570%, due 10/06/12	1,094,994	17.8
1,350,000	Z	0.640%, due 01/15/13	1,341,316	21.8
			2,436,310	39.6
		Total U.S. Government Agency Obligations
		(Cost $4,886,894)	5,066,346	82.4
		Total Long-Term Investments
		(Cost $5,873,919)	6,067,205	98.7

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
95,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $95,000)	95,000	1.5
		Total Short-Term Investments
		(Cost $95,000)	95,000	1.5
		Total Investments in Securities (Cost $5,968,919)*	$6,162,205	100.2
		Liabilities in Excess of Other Assets	(13,644)	(0.2)
		Net Assets	$6,148,561	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 10	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
U.S. Treasury Obligations	$—	$1,000,859	$—	$1,000,859
U.S. Government Agency Obligations	—	5,066,346	—	5,066,346
Short-Term Investments	95,000	—	—	95,000
Total Investments, at value	$95,000	$6,067,205	$—	$6,162,205

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 11	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 10.7%
		U.S. Treasury STRIP: 10.7%
915,000	^, Z	0.350%, due 02/15/13	$912,553	10.7
		Total U.S. Treasury Obligations
		(Cost $891,049)	912,553	10.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 89.6%
		Federal Home Loan Mortgage Corporation: 20.5%##
1,756,000	^, Z	0.810%, due 01/15/13	1,740,797	20.5
		Federal National Mortgage Association: 22.1%##
1,900,000	^^, Z	0.880%, due 02/21/13	1,881,057	22.1
		Other U.S. Agency Obligations: 47.0%
303,000	Z	0.690%, due 05/11/13	300,636	3.6
1,533,000	^, Z	0.920%, due 09/26/13	1,513,370	17.8
1,773,000	Z	0.640%, due 01/15/13	1,761,596	20.7
419,000	^, Z	0.660%, due 04/15/13	415,896	4.9
			3,991,498	47.0
		Total U.S. Government Agency Obligations
		(Cost $7,367,785)	7,613,352	89.6
		Total Investments in Securities (Cost $8,258,834)*	$8,525,905	100.3
		Liabilities in Excess of Other Assets	(24,145)	(0.3)
		Net Assets	$8,501,760	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 11	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
U.S. Treasury Obligations	$—	$912,553	$—	$912,553
U.S. Government Agency Obligations	—	7,613,352	—	7,613,352
Total Investments, at value	$—	$8,525,905	$—	$8,525,905

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 12	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 10.8%
		U.S. Treasury STRIP: 10.8%
1,317,000	^^, Z	0.220%, due 05/15/13	$1,311,374	10.8
		Total U.S. Treasury Obligations
		(Cost $1,283,830)	1,311,374	10.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 83.0%
		Federal Home Loan Mortgage Corporation: 18.6%##
2,291,000	Z	0.730%, due 09/15/13	2,257,739	18.6
		Federal National Mortgage Association: 22.8%##
2,815,000	^, Z	0.710%, due 07/15/13	2,779,903	22.8
		Other U.S. Agency Obligations: 41.6%
2,475,000	^, Z	0.570%, due 06/06/13	2,453,507	20.2
2,631,000	^, Z	0.530%, due 04/15/13	2,611,507	21.4
			5,065,014	41.6
		Total U.S. Government Agency Obligations
		(Cost $9,658,997)	10,102,656	83.0

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.3%
5,700		SPDR Trust Series 1	645,069	5.3
		Total Exchange-Traded Funds
		(Cost $468,485)	645,069	5.3
		Total Long-Term Investments
		(Cost $11,411,312)	12,059,099	99.1
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
129,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $129,000)	129,000	1.1
		Total Short-Term Investments
		(Cost $129,000)	129,000	1.1
		Total Investments in Securities (Cost $11,540,312)*	$12,188,099	100.2
		Liabilities in Excess of Other Assets	(18,559)	(0.2)
		Net Assets	$12,169,540	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 12	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$645,069	$—	$—	$645,069
U.S. Treasury Obligations	—	1,311,374	—	1,311,374
Short-Term Investments	129,000	—	—	129,000
U.S. Government Agency Obligations	—	10,102,656	—	10,102,656
Total Investments, at value	$774,069	$11,414,030	$—	$12,188,099

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 17.1%
		U.S. Treasury STRIP: 17.1%
3,707,000	^, Z	0.480%, due 11/15/13	$3,683,327	17.1
		Total U.S. Treasury Obligations
		(Cost $3,481,244)	3,683,327	17.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 82.2%
		Federal Home Loan Mortgage Corporation: 20.6%##
4,511,000	^^, Z	1.060%, due 11/15/13	4,438,495	20.6
		Federal National Mortgage Association: 20.9%##
4,578,000	^, Z	0.950%, due 01/15/14	4,515,886	20.9
		Other U.S. Agency Obligations: 40.7%
4,350,000	^, Z	0.950%, due 11/11/13	4,290,061	19.9
4,564,000	^, Z	0.990%, due 01/15/14	4,496,782	20.8
			8,786,843	40.7
		Total U.S. Government Agency Obligations
		(Cost $16,347,909)	17,741,224	82.2
		Total Long-Term Investments
		(Cost $19,829,153)	21,424,551	99.3

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%
196,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $196,000)	196,000	0.9
		Total Short-Term Investments
		(Cost $196,000)	196,000	0.9
		Total Investments in Securities (Cost $20,025,153)*	$21,620,551	100.2
		Liabilities in Excess of Other Assets	(37,765)	(0.2)
		Net Assets	$21,582,786	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
U.S. Treasury Obligations	$—	$3,683,327	$—	$3,683,327
U.S. Government Agency Obligations	—	17,741,224	—	17,741,224
Short-Term Investments	196,000	—	—	196,000
Total Investments, at value	$196,000	$21,424,551	$—	$21,620,551

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 14	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
OTHER BONDS: 19.4%
		Foreign Government Bonds: 19.4%
9,124,000	Z	Israel Government International Bond, 08/15/14	$8,941,684	19.4
		Total Other Bonds
		(Cost $8,407,494)	8,941,684	19.4
U.S. TREASURY OBLIGATIONS: 18.4%
		U.S. Treasury STRIP: 18.4%
8,559,000	^, Z	0.780%, due 05/15/14	8,476,166	18.4
		Total U.S. Treasury Obligations
		(Cost $8,061,570)	8,476,166	18.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.3%
		Federal Home Loan Mortgage Corporation: 20.6%##
9,713,000	^^, Z	1.320%, due 07/15/14	9,484,123	20.6
		Federal National Mortgage Association: 19.4%##
9,125,000	^, Z	1.210%, due 05/15/14	8,933,786	19.4
		Other U.S. Agency Obligations: 20.3%
9,551,000	^, Z	1.170%, due 07/15/14	9,362,205	20.3
		Total U.S. Government Agency Obligations
		(Cost $25,610,507)	27,780,114	60.3
		Total Investments in Securities (Cost $42,079,571)*	$45,197,964	98.1
		Assets in Excess of Other Liabilities	860,552	1.9
		Net Assets	$46,058,516	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Get U.S. Core Portfolio Series 14	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Other Bonds	$—	$8,941,684	$—	$8,941,684
U.S. Treasury Obligations	—	8,476,166	—	8,476,166
U.S. Government Agency Obligations	—	27,780,114	—	27,780,114
Total Investments, at value	$—	$45,197,964	$—	$45,197,964

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 28, 2011